UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23592

First Eagle Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105-4300
(Address of principal executive offices) (Zip code)

David O'Connor

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.             Reports to Stockholders.

Semiannual Report

June 30, 2023

First Eagle Credit Opportunities Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	6
Fund Overview	10
Consolidated Schedule of Investments	12
Consolidated Statement of Assets and Liabilities	40
Consolidated Statement of Operations	41
Consolidated Statements of Changes in Net Assets	42
Consolidated Statement of Cash Flows	44
Financial Highlights	46
Notes to Financial Statements	50
Fund Expenses	77
General Information	81
Dividend Reinvestment Plan	82
Board Considerations for Continuation of Advisory Agreement	83
Board Considerations for Continuation of Subadvisory Agreement	86

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Letter from the President (unaudited)

Dear Fellow Shareholders,

Over the last six months, financial markets broadly have staged an impressive rebound off the painful lows of 2022, when there appeared to be nowhere to hide as nearly every asset class, sector and geography declined.1 While the pullback across equity markets in 2022 largely represented a rational and mathematical response to higher interest rates, the renewed risk appetite in 2023 seems to be rooted in expectations that rates are near their peak in certain economies, including the US.

It increasingly has been a tale of two markets in the US, as signals coming from the equity and fixed income markets appear to have fallen further out of sync. Given strong year-to-date returns and volatility at pre-Covid levels, equities appear to be pricing in a soft landing for the economy as the Federal Reserve continues to wage war against inflation. Fixed income markets, however, are flashing warning signs. The yield on two-year Treasuries backed up during the quarter to the 5% level that preceded March's bank failures, further inverting the yield curve, while measures of interest rate volatility remained elevated.1

While the systemic fragility laid bare in the mid-March bank failures called into question the Fed's willingness to follow through on its "higher for longer" strategy, policy rhetoric from the central bank in the months that followed suggested there was still work to be done in the fight against inflation. And with good reason—though headline inflation has improved markedly on the back of falling energy and food costs, core inflation remains sticky, reflecting the still-strong labor market. As a result of these shifting narratives, rates for both two-year and ten-year US Treasuries have retraced their pre-bank failure levels. Higher debt servicing and refinancing costs across the loan complex are likely to be a headwind to free cash flow, interest coverage and other issuer fundamentals.2

While fundamentals may be softening, a dearth of new-loan supply continued to be supportive of leveraged loan prices. Merger and acquisition (M&A) activity is a key source of capital demand from lenders, and a rebound in equity prices and the uncertain trajectory of the economy has weighed on transaction volumes in recent quarters. Loan demand, meanwhile, has been held back by the lack of new collateralized loan obligations (CLO), a structure whose economics are less compelling in an environment of high loan prices and expensive financing.

1  Source: FactSet; data as of June 30, 2023

2  Source: PitchBook | LCD; data as of June 30, 2023.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Transaction volume is unlikely to pick up until market participants have greater clarity into a whole host of risks—risks that spread levels do not adequately reward, in our view. In this environment, our Alternative Credit team has been trying to de-risk the portfolio in various ways over recent quarters and continues to do so such that we can maintain the optionality to take advantage of potential opportunities as they emerge. Within broadly syndicated loans, we have been focused on more-liquid, higher-quality paper. We continue to be thoughtful about the structure of our directly originated loans, which we believe provides an added measure of downside mitigation. We believe defensive positioning is warranted until we have greater clarity on the challenges facing the debt market, including the direction of monetary policy.

As always, I want to thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud,

President

August 2023

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Management's Discussion of Fund
Performance (unaudited)

The net asset value ("NAV") of the Fund's Class I shares increased 5.08% for the six months ended June 30, 2023, while the Credit Suisse Leveraged Loan Index increased 6.33% during the same period. The Fund's short-term investments*, comprised 3.0% of the portfolio as of June 30, 2023.

The five largest contributors to the performance of First Eagle Credit Opportunities Fund during the period were RSA Security LLC (Redstone) Initial Loan—Second Lien (systems software); Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC) 2022 Term Facility—First Lien (marine ports & services); LifeScan Global Corp., Term 1st Lien—First Lien (health care supplies); LaserShip, Inc., Initial Loan—Second Lien (air freight & logistics); and Creation Technologies Inc., Initial Term Loan—First Lien (electronic manufacturing services). Their combined contribution to the Fund's return was 0.91%.3

The five largest detractors were International Textile Group Inc. (Elevate Textiles, Inc.) Initial Term Loan—First Lien (textiles); BCP Qualtek Merger Sub LLC (Qualtek) Tranche B Term Loan—First Lien (specialized finance); Anthology / Blackboard (Astra AquisitionCorp.; BruinMergerCoInc.) Term B Loan—First Lien (commercial printing); HDT Holdco, Inc., Initial Term Loan—First Lien (aerospace & defense); and Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan—Second Lien (health care services). Combined, they subtracted 0.88% from fund performance.3

Christopher J. Flynn President of First Eagle Alternative Credit	James Fellows Chief Investment Officer and Head of the Tradable Credit platform of First Eagle Alternative Credit	Michelle Handy Senior Managing Director, Deputy Chief Investment Officer for the Direct Lending Credit platform of First Eagle Alternative Credit

*  Includes short-term commercial paper that settles in 90 days or less, long-term commercial paper that settles in 91 days or greater and other short-term investments, such as U.S. treasury bills or money market funds.

3  Exact net returns for individual investments cannot be calculated due to the lack of a mechanism to precisely allocate fees and other expenses to individual investments.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Management's Discussion of Fund Performance (unaudited)

Robert Hickey Senior Managing Director, Deputy Chief Investment Officer for the Tradable Credit platform of First Eagle Alternative Credit	Brian Murphy Senior Portfolio Manager for the Tradable Credit platform and Head of Capital Markets of First Eagle Alternative Credit	Steve Krull Portfolio Manager and Head of Trading for the Tradable Credit platform of First Eagle Alternative Credit

August 2023

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when repurchased by the Fund, may be worth more or less than their original cost. Past performance data through the most recent month- end is available at www.firsteagle.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management team as of August 2023, and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Management's Discussion of Fund Performance (unaudited)

Collateralized loan obligations (CLOs) are financial instruments collateralized by a pool of corporate loans.

Two-year treasury rate is the yield received for investing in a US government issued treasury security that has a maturity of two years. The two-year treasury yield is included on the shorter end of the yield curve and is important when looking at the overall US economy.

10-year treasury rate is the yield received for investing in a US government issued treasury security that has a maturity of 10 years. The 10-year treasury yield is included on the longer end of the yield curve and is important when looking at the overall US economy.

Credit Suisse Leveraged Loan Index measures the performance of the investable universe of the USD-denominated leveraged loan market. The index inception is January 1992. The index frequency is daily, weekly and monthly.

Indexes are unmanaged and one cannot invest directly in an index.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

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First Eagle Credit Opportunities Fund

Fund Overview

Data as of June 30, 2023 (unaudited)

Investment Objective

The First Eagle Credit Opportunities Fund's primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes.

Average Annual Returns^ (%)	One Year	Since Inception (9/15/2020)
First Eagle Credit Opportunities Fund Class I	6.06	5.78
Credit Suisse Leverage Loan Index	10.10	5.28

Asset Allocation*^^ (%)

Top 5 Industries* (%)

Health Care Services	8.8
Application Software	5.5
Research & Consulting Services	4.5
Specialized Finance	3.6
Trucking	3.0

Debt Breakdown** (%)

Secured vs. Unsecured
First Lien Secured Loans	86.04
Unsecured Debt	7.39
Second Lien Secured Loans	6.57
Floating vs Fixed
Floating Rate	92.61
Fixed Rate	7.39

Portfolio Characteristics**

Weighted Average Loan Spread	5.38%
% of Portfolio at Floor	0.00%
Weighted Average Maturity (Years)	4.21
Weighted Average Duration (Years)	0.44
Weighted Average Days to Reset	53.91 ***
Weighted Average Purchase Price	$97.40
Weighted Average Market Price	$92.11
Number of Positions	317

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns would have been lower. For information regarding these fee waivers and/or expense limitations, see Note 6.

^^  Broadly Syndicated Loans, Middle Market Loans and Directly Originated Loans are presented under the Senior Loans category on the Consolidated Schedule of Investments.

*  Asset Allocation and Industries percentages are based on total investments in the portfolio.

**  Excludes short-term investments and common stocks.

***  Includes Senior Loans only.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the US denominated leveraged loan market. It consists of issues rated "5B" or lower, i.e. the highest Moody's/S&P ratings are Baa1/BB+ or Ba1/BBB+. All loans are funded term loans with a tenor of at least one year and are made by issuers domiciled in developed countries.

Top 10 Holdings* (%)

Eisner Advisory Group LLC, Term B Loan — First Lien (Research & Consulting Services, United States)	1.7
Apex Group Treasury LLC, 2022 Incremental Term Loan — First Lien (Specialized Finance, United States)	1.7
Endo1 Partners, Seventh Amendment DDTL — First Lien (Health Care Services, United States)	1.5
Uber Technologies, Inc., 2023 Refinancing Term Loan — First Lien (Trucking, United States)	1.4
SPX Flow, Inc., Term Loan — First Lien (Industrial Machinery, United States)	1.3
Outerstuff LLC, Closing Date Loan — First Lien (Apparel, Accessories & Luxury Goods, United States)	1.2
Archer Systems, LLC, Initial Term Loan — First Lien (Diversified Support Services, United States)	1.1
Park Place Technologies, LLC, Closing Date Term Loan — First Lien (IT Consulting & Other Services, United States)	1.1
VeriFone Systems, Inc., Initial Term Loan — First Lien (Electronic Equipment & Instruments, United States)	1.1
Mauser Packaging Solutions Holding Co. (Containers & Packaging, United States)	1.1
Total	13.2

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans (a) — 100.7%
Advertising — 2.2%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2023 May Incremental Term Loan — First Lien (SOFR 1 month + 4.25%), 9.35%, 5/3/2028	2,984,655	2,867,507
New Insight Holdings Inc. (Research Now), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.50%, 1.00% Floor), 10.80%, 12/20/2024	4,918,286	3,525,796
WH Borrower, LLC (aka WHP Global), 2023-1 Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.49%, 2/15/2027‡	1,995,000	1,970,063
WH Borrower, LLC (aka WHP Global), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.49%, 2/15/2027‡	2,970,000	2,929,162
		11,292,528
Aerospace & Defense — 1.1%
HDT Holdco, Inc., Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.75%, 0.75% Floor), 11.29%, 7/8/2027	2,734,177	1,620,000
MAG DS Corp., Initial Term Loan — First Lien (SOFR 3 month + 5.50%), 10.84%,4/1/2027‡ (c)(d)(b)	1,994,585	1,882,390
New Constellis Borrower LLC, Extended Term B Loan — First Lien (SOFR 1 month + 7.75%), 12.96%, 9/27/2025	2,949,748	2,482,700
		5,985,090
Agricultural & Farm Machinery — 0.2%
Hydrofarm Holdings Group, Inc., Term Loan — First Lien (SOFR 1 month + 5.50%), 10.66%, 10/25/2028‡ (c)(d)	1,203,670	1,011,083
Air Freight & Logistics — 1.2%
LaserShip, Inc., Initial Loan — Second Lien (ICE LIBOR USD 1 month + 7.50%, 0.75% Floor), 12.69%, 5/7/2029‡	4,000,000	3,000,000
Omni Intermediate Holdings, LLC (Omni Logistics), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.07%, 12/30/2026‡ (c)(d)	3,450,640	3,312,615
		6,312,615

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Airlines — 1.0%
AAdvantage Loyalty IP Ltd., Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 4.75%, 0.75% Floor), 10.00%, 4/20/2028	5,000,000	5,113,400
Alternative Carriers — 0.8%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan — First Lien (SOFR 1 month + 4.25%, 0.50% Floor), 9.35%, 3/9/2027	4,974,811	3,964,303
Apparel, Accessories & Luxury Goods — 1.2%
Outerstuff LLC, Closing Date Loan — First Lien (ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.54%, 12/31/2023‡	6,860,609	6,054,487
Application Software — 6.2%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 10.98%, 7/22/2029‡ (c)(e)	2,688,913	2,621,690
AppHub LLC, Delayed Draw Tem Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 11.81%, 9/29/2028‡ (c)(e)	166,285	164,621
AppHub LLC, Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 11.36%, 9/29/2028‡ (c)(d)(e)	2,675,011	2,648,250
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.60%, 7/15/2027‡ (c)(d)(e)	3,456,250	3,404,430
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.60%, 7/15/2027‡ (c)(d)(e)	357,991	352,624
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.60%, 7/15/2027‡ (c)(d)(e)	1,102,612	1,086,080
CDK Global, Inc. (Central Parent Inc.), Initial Term Loan — First Lien (SOFR 3 month + 4.25%, 0.50% Floor), 9.49%,7/6/2029 (b)	997,494	995,868
Certify, Inc., 2022 Incremental Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%), 10.65%, 2/28/2024‡ (c)(e)	1,000,000	1,000,010

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 6.2% (continued)
Certify, Inc., 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.50%), 10.65%, 2/28/2024‡ (c)(d)(e)	1,000,000	1,000,010
Cloud Software Group, Inc. (TIBCO Software), Dollar Term B Loan — First Lien (SOFR 3 month + 4.50%, 0.50% Floor), 9.84%, 3/30/2029	2,992,500	2,806,097
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Initial Dollar Term Loan (2020) — First Lien (ICE LIBOR USD 1 month + 4.00%, 0.75% Floor), 9.18%, 12/1/2027	2,992,347	2,988,337
Help/Systems Holdings, Inc., Term Loan — First Lien (SOFR 3 month + 4.00%), 9.15%, 11/19/2026	2,992,288	2,737,944
Precisely (Pearl Debt Merger Sub 1 Inc.), Third Amendment Term Loan — First Lien (ICE LIBOR USD 3 month + 4.00%, 0.75% Floor), 9.51%, 4/24/2028	1,979,849	1,886,014
Quartz Acquireo LLC (Qualtrics), Term Loan B — First Lien 6/28/2030‡ (b)	1,000,000	1,001,250
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.45%, 11/17/2028‡ (c)(d)(e)	3,295,938	3,246,390
TMA Buyer, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 8.35%, 9/30/2027‡ (c)(e)	147,087	136,786
TMA Buyer, LLC, Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 8.40%, 9/30/2027‡ (c)(d)(e)	1,235,849	1,149,295
Veracode (Mitnick Corporate Purchaser Inc.), Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 9.90%, 5/2/2029	2,977,500	2,891,897
		32,117,593
Asset Management & Custody Banks — 2.1%
ABC Financials (Project Accelerate Parent LLC), Term Loan — First Lien (SOFR 1 month + 4.25%), 9.47%, 1/2/2025‡	992,147	979,745
Advisor Group Holdings Inc., Term B-1 Loan — First Lien (ICE LIBOR USD 1 month + 4.50%), 9.65%, 7/31/2026 (b)	1,200,512	1,202,967

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asset Management & Custody Banks — 2.1% (continued)
Doxa Insurance Holdings LLC, Term Loan — First Lien (SOFR 1 month + 5.75%), 10.95%, 12/4/2026‡ (c)(d)(e)	2,863,722	2,835,085
Oak Point Partners, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%), 10.45%, 12/1/2027‡ (c)(d)(e)	2,772,647	2,744,976
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.50%, 3/19/2027‡ (c)(d)(e)	893,697	878,025
Orion Group Holdco, LLC, First Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.50%, 3/19/2027‡ (c)(d)(e)	2,170,203	2,132,149
		10,772,947
Auto Parts & Equipment — 1.1%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 11.45%, 12/19/2025‡ (c)(d)(e)	1,419,336	1,419,269
Panther BF Aggregator 2 LP (Power Solutions/Clarios Global LP), 2023 Term Loan — First Lien (SOFR 1 month + 3.75%), 8.85%, 5/6/2030 (b)	1,500,000	1,498,358
Power Stop, LLC, Initial Term Loan — First Lien (ICE LIBOR USD 1 month + 4.75%, 0.50% Floor), 9.94%, 1/26/2029	3,950,000	2,952,625
		5,870,252
Automotive Retail — 1.0%
Rising Tide Holdings, Inc., FILO Loan — First Lien (SOFR 3 month + 9.00%, 3.00% Floor), 13.82%, 6/1/2026‡ (e)	5,500,000	5,376,250
Brewers — 0.4%
City Brewing Company, LLC, Closing Date Term Loan — First Lien (ICE LIBOR USD 3 month + 3.50%, 0.75% Floor), 8.76%, 4/5/2028	2,877,365	1,899,061
Broadcasting — 1.1%
A-L Parent LLC (Learfield), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 3.25%, 1.00% Floor), 8.77%, 12/1/2023	1,963,255	1,537,120
Allen Media, LLC, Initial Term Loan (2021) — First Lien (SOFR 3 month + 5.50%), 10.89%, 2/10/2027	1,974,486	1,710,754

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Broadcasting — 1.1% (continued)
Terrier Media Buyer Inc. (Cox Media Group), 2021 Term B Loan — First Lien (SOFR 3 month + 3.50%), 8.66%, 12/17/2026	2,992,327	2,687,484
		5,935,358
Casinos & Gaming — 2.2%
888 Acquisitions Limited, Facility B (USD) — First Lien (SOFR 6 month + 5.25%, 0.50% Floor), 10.21%, 7/3/2028 (b)	1,495,652	1,392,452
Caesars Entertainment Inc., 2023 Incremental Term B Loan — First Lien (SOFR 1 month + 3.25%), 8.45%, 2/6/2030	2,992,500	2,996,405
Golden Nugget, Inc., Initial B Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 9.10%, 1/27/2029	248,116	245,350
J&J Ventures Gaming, LLC, Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 4.00%, 0.75% Floor), 9.54%, 4/26/2028	3,015,849	2,996,051
Jack Ohio Finance (Jack Entertainment), Initial Term Loan — First Lien (SOFR 1 month + 4.75%), 9.97%, 10/4/2028	991,957	958,791
Penn National Gaming, Inc., Term B Facility Loan — First Lien (SOFR 1 month + 2.75%, 0.50% Floor), 7.95%, 5/3/2029	2,992,443	2,986,518
		11,575,567
Commercial Printing — 0.7%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Term B Loan — First Lien (ICE LIBOR USD 1 month + 5.25%, 0.50% Floor), 10.44%, 10/25/2028 (d)	5,000,000	3,523,450
		3,523,450
Commodity Chemicals — 0.8%
A&A Global Imports, LLC, Revolving Loan — First Lien (SOFR 1 month + 8.50%, 1.00% Floor), 11.65%, 6/1/2026‡ (c)(e)	21,133	16,484
A&A Global Imports, LLC, Term Loan — First Lien (ICE LIBOR USD 1 month + 6.50%, 1.00% Floor), 11.52%, 6/1/2026‡ (c)(d)(e)	1,753,057	1,367,385
USALCO, LLC, Term Loan A — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.22%, 10/19/2027‡ (c)(d)(e)	2,955,000	2,895,873
		4,279,742

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Communications Equipment — 0.9%
SonicWALL Inc., Term Loan — Second Lien (ICE LIBOR USD 1 month + 7.50%), 12.66%, 5/18/2026	5,140,000	4,808,316
Construction Machinery & Heavy Trucks — 1.0%
AI Mistral Luxembourg Subco Sarl (V. Group), 2022 Extended Term B Loan — First Lien (SOFR 1 month + 6.00%), 11.10%, 9/30/2025 (b)	5,396,531	5,396,531
Construction Materials — 0.9%
Foley Products Co., LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 10.14%, 12/29/2028	4,794,231	4,757,076
Construction & Engineering — 1.0%
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 2 Term Loan — Second Lien (SOFR 1 month + 7.50%, 0.75% Floor), 12.75%, 2/15/2030	2,000,000	1,795,000
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 3 Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 9.15%, 2/15/2029‡	1,980,000	1,940,400
TriStrux, LLC, Delayed Draw Term Loan — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.54%, 12/23/2026‡ (c)(e)	319,335	311,352
TriStrux, LLC, Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.16%, 12/23/2026‡ (c)(d)(e)	912,651	889,834
TriStrux, LLC, Revolving Loan — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.17%, 12/23/2026‡ (c)(e)	187,686	182,994
		5,119,580
Consumer Finance — 0.2%
Riveron Acquisition Holdings, Inc., Fifth Amendment Term Loan Retired — First Lien (ICE LIBOR USD 1 month + 5.75%, 1.00% Floor), 10.83%, 5/22/2025‡ (c)(d)(e)	396,087	396,086
Riveron Acquisition Holdings, Inc., Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.75%, 1.00% Floor), 10.83%, 5/22/2025‡ (c)(d)(e)	498,861	498,858
		894,944

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Distributors — 0.7%
Highline Aftermarket Acquisition, LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.50%), 9.70%, 11/9/2027	937,781	907,303
Project Castle, Inc. (Material Handling Systems Inc./ MHS/Deliver Buyer) , Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.42%, 6/1/2029 (d)	2,977,500	2,530,875
		3,438,178
Diversified Capital Markets — 0.5%
Reich & Tang Deposits Network, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.41%, 12/31/2027‡ (c)(e)	860,691	860,691
Reich & Tang Deposits Network, First Amendment Term Loan — First Lien (SOFR 6 month + 5.00%), 10.11%, 12/31/2027‡ (c)(d)(e)	645,652	645,652
Reich & Tang Deposits Network, Term A Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.39%, 12/31/2027‡ (c)(d)(e)	919,333	919,334
		2,425,677
Diversified Chemicals — 0.5%
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan — First Lien (SOFR 3 month + 6.50%), 11.86%, 3/31/2029‡ (c)	2,510,593	2,491,764
Project Cloud Holdings, LLC (AgroFresh Inc.), Revolver — First Lien (SOFR 1 month + 6.50%), 11.74%, 3/30/2029‡ (c)	167,797	165,162
		2,656,926
Diversified Metals & Mining — 0.1%
Form Technologies (Dynacast), Last Out Term Loan — First Lien (SOFR 3 month + 9.00%, 1.00% Floor), 14.33%, 10/22/2025 (d)	285,662	217,103
Form Technologies (Dynacast), Term B Loan — First Lien (SOFR 3 month + 4.50%, 1.00% Floor), 9.83%, 7/22/2025 (d)	325,123	303,177
		520,280

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Support Services — 1.1%
Archer Systems, LLC, Initial Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.96%, 8/11/2027‡ (c)(d)(e)	5,984,167	5,924,469
Education Services — 0.3%
American Public Education, Term Loan B — First Lien (SOFR 1 month + 5.50%), 10.71%, 3/29/2027‡	1,719,711	1,668,119
Electronic Equipment & Instruments — 1.1%
VeriFone Systems, Inc., Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 4.00%), 9.48%, 8/20/2025	5,990,689	5,673,062
Electronic Manufacturing Services — 1.6%
Creation Technologies Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%), 10.72%, 10/5/2028	4,992,443	4,792,746
Natel Engineering Co., Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.25%), 11.47%, 4/30/2026‡ (d)	3,921,707	3,375,923
		8,168,669
Environmental & Facilities Services — 0.2%
EnergySolutions (Energy Capital Partners), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 3.75%, 1.00% Floor), 9.29%, 5/9/2025	1,014,980	999,278
Food Distributors — 0.8%
United Air Lines, Inc. (fka: Continental Airlines, Inc.), Class B Term Loan — First Lien (ICE LIBOR USD 3 month + 3.75%, 0.75% Floor), 9.29%, 4/21/2028	3,979,592	3,984,029
Health Care Equipment — 0.0% (f)
Carestream Dental Equipment Inc., Tranche B Term Loan — First Lien (ICE LIBOR USD 3 month + 4.50%, 0.50% Floor), 10.23%, 9/1/2024‡	150,403	135,363
Health Care Facilities — 0.9%
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%), 10.66%, 6/9/2027‡ (c)(e)	326,484	267,717
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.50%), 10.70%, 6/9/2027‡ (c)(d)(e)	1,715,000	1,406,300
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien (SOFR 6 month + 6.25%), 11.37%, 5/28/2027‡ (c)(d)(e)	2,000,000	1,970,000

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Facilities — 0.9% (continued)
Quorum Health Resources (QHR), Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 10.63%, 5/28/2027‡ (c)(d)(e)	1,059,775	1,033,287
		4,677,304
Health Care Services — 9.9%
Anne Arundel Dermatology Management, LLC, DDTL A — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.89%, 10/16/2025‡ (c)(d)(e)	114,632	108,902
Anne Arundel Dermatology Management, LLC, DDTL B — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.89%, 10/16/2025‡ (c)(d)(e)	194,172	184,466
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.70%, 10/16/2025‡ (c)(e)	488,544	464,122
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien (SOFR 3 month + 5.50%), 10.55%, 10/16/2025‡ (c)(d)(e)	1,891,666	1,797,101
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.75%, 1.00% Floor), 6.75%, 9/29/2028‡ (c)(d)(e)	2,928,943	2,885,011
Boston Clincial Trials LLC (Alcanza Clinical Research), Incremental Term Loan — First Lien (ICE LIBOR USD 3 month + 5.25%), 10.44%, 12/15/2027‡ (c)(d)(e)	3,655,234	3,586,691
Boston Clincial Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.98%, 12/20/2027‡ (c)(d)(e)	741,563	727,657
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.59%, 8/31/2026‡ (c)(e)	45,948	44,800
CC Amulet Management, LLC (Children's Choice), Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.59%, 8/31/2027‡ (c)(d)(e)	1,683,962	1,641,886
Civitas Solutions Inc. (National Mentor Holding), Initial Term C Loan — First Lien (SOFR 3 month + 3.75%), 9.09%, 3/2/2028	81,404	61,944

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 9.9% (continued)
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan — First Lien (SOFR 1 month + 3.75%, 0.75% Floor), 8.91%, 3/2/2028	2,853,471	2,171,320
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan — Second Lien (SOFR 3 month + 7.25%), 12.15%, 3/2/2029‡	5,000,000	2,550,000
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.59%, 9/16/2027‡ (c)(d)(e)	903,456	894,428
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.92%, 9/30/2027‡ (c)(e)	70,758	70,404
Community Based Care Acquisition, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.59%, 9/16/2027‡ (c)(d)(e)	2,228,598	2,206,327
Endo1 Partners, Seventh Amendment DDTL — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.60%, 3/24/2026‡ (c)(d)(e)	7,942,857	7,704,659
Endo1 Partners, Third Amendment DDTL — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.60%, 3/24/2026‡ (c)(d)(e)	1,920,391	1,862,800
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.50% Floor), 10.90%, 6/28/2029‡ (c)	4,090,426	3,865,453
IPM MSO Management, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.90%, 6/17/2026‡ (c)(d)(e)	822,061	815,860
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.90%, 6/17/2026‡ (c)(d)(e)	98,609	97,866
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.50%), 11.54%, 6/17/2026‡ (c)(d)(e)	225,826	224,123
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.25%), 10.46%, 12/6/2027‡ (c)(e)	582,614	579,673

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 9.9% (continued)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.49%, 12/6/2027‡ (c)(d)(e)	1,738,859	1,730,079
Lighthouse Lab Services (LMSI Buyer, LLC), Initial Term Loan — First Lien (ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.54%, 10/25/2027‡ (c)(d)(e)	1,931,882	1,796,697
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan — First Lien (ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 10.27%, 10/25/2027‡ (c)(e)	55,788	51,884
NAPA Management Services Corp., Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 0.75% Floor), 10.45%, 2/23/2029 (d)	4,722,292	3,307,966
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.25%), 10.45%, 11/16/2026	3,953,912	3,706,792
Point Quest Acquisition LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.98%, 8/14/2028‡ (c)(d)(e)	3,338,707	3,338,707
Point Quest Acquisition LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.47%, 8/14/2028‡ (c)(e)	261,905	261,905
Weight Watchers International, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.50%, 0.50% Floor), 8.72%, 4/13/2028 (b)	1,000,000	653,330
Women's Care Holdings, Inc., Initial Term Loan — Second Lien (SOFR 3 month + 8.25%, 0.75% Floor), 13.40%, 1/12/2029‡ (d)	2,179,247	1,874,152
		51,267,005
Health Care Supplies — 1.0%
LifeScan Global Corp., Term 1st Lien — First Lien (SOFR 6 month + 6.50%, 1.00% Floor), 11.75%, 12/30/2026 (d)	6,575,975	5,370,402

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Technology — 2.1%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan — First Lien (ICE LIBOR USD 1 month + 5.00%), 10.22%, 7/31/2026 (d)	4,936,061	4,808,045
CT Technologies Intermediate Holdings, Inc. (HealthPort), 2021 Term Loan — First Lien (SOFR 1 month + 4.25%), 9.47%, 12/16/2025	2,984,733	2,792,814
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien (ICE LIBOR USD 3 month + 3.75%, 1.00% Floor), 8.96%, 2/16/2024	3,101,515	2,312,179
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan — Second Lien (ICE LIBOR USD 1 month + 6.75%, 0.50% Floor), 11.94%, 12/17/2029	2,000,000	1,201,250
		11,114,288
Heavy Electrical Equipment — 0.5%
Arcline FM Holding, LLC (Fairbanks), Initial Term Loan — First Lien (SOFR 1 month + 4.75%), 9.91%, 6/23/2028‡	2,450,032	2,394,906
Hotels, Resorts & Cruise Lines — 1.3%
Alpine X, 2nd Amendment Revovler — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 12/27/2027‡ (c)(e)	28,571	28,286
Alpine X, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 12/27/2027‡ (c)(d)(e)	606,646	600,581
Alpine X, Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 12/27/2027‡ (c)(e)	60,876	60,267
Alpine X, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 12/27/2027‡ (c)(d)(e)	992,500	982,577
Alpine X, Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 12/27/2027‡ (c)(d)(e)	938,614	929,230

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Hotels, Resorts & Cruise Lines — 1.3% (continued)
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan — First Lien (ICE LIBOR USD 3 month + 5.25%), 10.58%, 7/10/2026 (d)	4,936,061	4,318,017
		6,918,958
Household Products — 0.3%
Lash Opco LLC, Initial Term Loan — First Lien (SOFR 6 month + 7.00%), 12.13%, 3/18/2026‡ (c)(d)(e)	1,898,980	1,841,988
Human Resource & Employment Services — 0.8%
Danforth Buyer, Inc., First Amendment Additional Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.93%, 12/9/2027‡ (c)(d)(e)	1,183,483	1,183,503
Danforth Buyer, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.32%, 12/9/2027‡ (c)(d)(e)	1,504,861	1,486,022
Triple Crown Consulting, Senior Secured Term Loan — First Lien (SOFR 6 month + 6.50%), 12.12%, 6/2/2028‡ (c)(d)(e)	1,630,435	1,599,864
		4,269,389
Industrial Machinery — 2.1%
Engineered Machinery Holdings, Inc. (WP Deluxe Merger Sub Inc (Duravant)), Incremental Amendment No. 2 Term Loan — Second Lien (ICE LIBOR USD 3 month + 6.50%, 0.75% Floor), 12.04%, 5/21/2029‡	500,000	468,750
Filtration Group Corp., Term Loan — First Lien (SOFR 1 month + 4.25%), 9.46%, 10/30/2028	2,600,000	2,602,925
Restaurant Technologies, Inc. (Eagle Parent Corp.), Initial Term Loan — First Lien (SOFR 3 month + 4.25%, 0.50% Floor), 9.49%, 4/2/2029	248,116	242,636
SPX Flow, Inc., Term Loan — First Lien (SOFR 1 month + 4.50%, 0.50% Floor), 9.70%, 4/5/2029 (b)	6,770,186	6,699,674
WasteQuip, Inc. (Patriot Container), Closing Date Term Loan — First Lien (SOFR 3 month + 3.75%, 1.00% Floor), 8.95%, 3/20/2025	997,368	924,705
		10,938,690

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers — 2.4%
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), TLB-5 New Term Loan — First Lien (SOFR 1 month + 3.50%), 8.65%, 11/5/2027	488,434	486,060
Hub International Limited, Term Loan B — First Lien 6/8/2030 (b)	1,500,000	1,505,108
Newcleus, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.39%, 8/2/2026‡ (c)(d)(e)	1,194,271	1,098,730
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan — First Lien (SOFR 6 month + 6.00%), 11.15%, 12/2/2025‡ (c)(d)(e)	1,965,000	1,925,676
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan — First Lien (SOFR 6 month + 6.00%), 11.59%, 12/2/2025‡ (c)(d)(e)	770,393	754,976
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan — First Lien (SOFR 6 month + 6.00%), 11.59%, 12/2/2025‡ (c)(d)(e)	1,152,898	1,129,826
RXB Holdings, Inc. (RxBenefits), Term Loan B — First Lien (SOFR 1 month + 5.25%, 0.75% Floor), 10.33%, 12/18/2027‡	2,000,000	1,955,000
Socius Insurance Services, Inc., Closing Date Term Loan Retired — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 10.39%, 6/30/2027‡ (c)(d)(e)	1,203,509	1,203,509
Tricor, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.44%, 10/22/2026‡ (c)(e)	447,519	438,566
Tricor, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.45%, 10/22/2026‡ (c)(d)(e)	1,909,753	1,871,546
		12,368,997
Integrated Telecommunication Services — 0.5%
Altice France SA (Numericable), USD TLB-[14] Loan — First Lien (SOFR 3 month + 5.50%), 10.49%, 8/15/2028	2,992,063	2,672,915
Interactive Media & Services — 1.0%
Ingenio LLC, First Amendment Term Loan — First Lien (SOFR 1 month + 7.00%), 12.43%, 8/3/2026‡ (c)(d)(e)	3,977,273	3,897,886

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Interactive Media & Services — 1.0% (continued)
Ingenio LLC, Term Loan — First Lien (SOFR 1 month + 7.15%), 12.43%, 8/3/2026‡ (c)(d)(e)	1,283,879	1,258,253
		5,156,139
Internet & Direct Marketing Retail — 2.9%
Delivery Hero SE, Initial Dollar Term Loan — First Lien (SOFR 3 month + 5.75%, 0.50% Floor), 10.85%, 8/12/2027 (c)	3,960,000	3,938,557
Everlane, Inc., Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.66%, 3/31/2025‡ (c)(e)	3,750,000	3,750,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien (SOFR 1 month + 7.00%), 12.17%, 5/17/2025‡ (c)(e)	4,829,603	4,829,603
Sweetwater Borrower LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.47%, 8/7/2028‡	2,698,843	2,563,901
		15,082,061
Internet Services & Infrastructure — 1.0%
Go Daddy Operating Company LLC (GD Finance Co., Inc.), Amendment No. 6 Term Loan — First Lien (SOFR 1 month + 3.00%), 8.10%, 11/9/2029	2,985,000	2,994,194
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 10.42%, 11/16/2027‡ (c)(d)(e)	2,298,776	2,252,800
		5,246,994
Investment Banking & Brokerage — 0.2%
Aretec Group Inc. (Cetera Financial Group), Incremental Term Loan — First Lien 3/7/2030 (b)	1,000,000	999,065
IT Consulting & Other Services — 3.3%
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.41%, 11/5/2027‡ (c)(d)(e)	809,139	794,943
Alpine SG, LLC (ASG), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.41%, 11/5/2027‡ (c)(d)(e)	1,351,194	1,327,488

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services — 3.3% (continued)
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.30%, 11/5/2027‡ (c)(d)(e)	708,496	696,066
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.30%, 11/5/2027‡ (c)(d)(e)	2,101,990	2,065,113
Automated Control Concepts, Inc., Revolving Credit Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.72%, 10/22/2026‡ (c)(e)	104,167	100,000
Automated Control Concepts, Inc., Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.72%, 10/22/2026‡ (c)(d)(e)	2,264,974	2,174,375
Eliassen Group, LLC, 2022 Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 0.75% Floor), 10.80%, 4/14/2028‡ (c)(e)	82,708	81,878
Eliassen Group, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.75% Floor), 10.41%, 4/14/2028‡ (c)(d)(e)	2,426,111	2,401,763
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien (SOFR 3 month + 6.50%), 11.86%, 7/1/2025‡ (c)(d)(e)	1,514,425	1,499,304
Park Place Technologies, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 10.20%, 11/10/2027 (d)	5,969,466	5,820,229
		16,961,159
Leisure Facilities — 0.7%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.37%, 7/27/2028‡ (c)(e)	432,544	424,981
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.20%, 7/27/2028‡ (c)(d)(e)	2,920,877	2,869,805
Bandon Fitness Texas, Inc., Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 11.39%, 7/27/2028‡ (c)(e)	147,297	144,722
		3,439,508

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Leisure Products — 1.0%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan — First Lien (SOFR 1 month + 4.50%), 9.84%, 2/19/2026	4,980,445	4,986,671
Life Sciences Tools & Services — 1.8%
Sequoia Consulting Group, LLC, Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 11.98%, 12/17/2026‡ (c)(d)(e)	4,326,181	4,228,694
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 — First Lien (SOFR 3 month + 6.50%, 0.75% Floor), 11.75%, 4/28/2028‡ (c)(d)(e)	4,953,307	4,841,828
VCR Buyer, Inc. (Velocity Clinical Research), Revolver — First Lien (SOFR 3 month + 6.50%, 0.75% Floor), 11.75%, 12/4/2028‡ (c)(e)	124,263	121,466
		9,191,988
Managed Health Care — 0.4%
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.06%, 3/28/2028‡ (c)(e)	314,389	273,518
Lighthouse Behavioral Health Solutions, Revolving Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 9.44%, 3/28/2028‡ (c)(e)	763,359	664,120
Lighthouse Behavioral Health Solutions, Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.25%, 3/28/2028‡ (c)(d)(e)	1,507,634	1,311,637
		2,249,275
Marine Ports & Services — 0.7%
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), 2022 Term Facility — First Lien (SOFR 3 month + 4.00%, 1.00% Floor, 1.00% PIK), 10.50%, 2/15/2024	4,208,679	3,620,327
Metal & Glass Containers — 1.0%
Pretium Packaging Holdings Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.00%, 0.50% Floor), 9.29%, 10/2/2028	2,984,848	2,250,173

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Metal & Glass Containers — 1.0% (continued)
Pretium Packaging Holdings Inc., Initial Term Loan — Second Lien (SOFR 3 month + 6.75%, 0.50% Floor), 12.12%, 10/1/2029	2,868,534	1,552,608
Valcour Packaging (Mold-Rite Plastics), Initial Term Loan — First Lien (ICE LIBOR USD 6 month + 3.75%, 0.50% Floor), 9.40%, 10/4/2028	1,929,474	1,637,159
		5,439,940
Movies & Entertainment — 1.5%
Creative Artists Agency, LLC, Term B Loan — First Lien (SOFR 1 month + 3.50%), 8.60%, 11/27/2028	2,992,500	2,989,881
WildBrain Ltd. (DHX Media), Term Loan — B — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 9.47%, 3/24/2028 (d)	4,924,433	4,825,945
		7,815,826
Multi-Sector Holdings — 0.8%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien (ICE LIBOR USD 3 month + 5.00%), 10.27%, 6/16/2025 (c)	4,562,500	4,372,381
Office Services & Supplies — 0.6%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan — First Lien (SOFR 6 month + 4.50%), 10.09%, 12/11/2028	2,977,330	2,986,634
Packaged Foods & Meats — 1.1%
Alpine US Bidco LLC (Aryzta North America) (Aspire Bakeries), Initial Term Loan — First Lien (ICE LIBOR USD 1 month + 5.25%, 0.75% Floor), 10.40%, 5/3/2028	1,704,588	1,642,797
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Initial Loan — Second Lien (SOFR 3 month + 6.00%, 0.50% Floor), 11.34%, 1/24/2030	4,915,863	3,948,667
		5,591,464
Paper Packaging — 1.0%
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (c)(d)(e)	310,958	304,741

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Packaging — 1.0% (continued)
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (c)(d)(e)	330,000	323,403
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien (ICE LIBOR USD 3 month + 6.50%), 11.92%, 12/17/2026‡ (c)(e)	476,190	469,051
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien (ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 11.51%, 12/17/2026‡ (c)(d)(e)	992,500	977,620
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien (ICE LIBOR USD 3 month + 6.50%, 1.00% Floor), 12.15%, 12/17/2026‡ (c)(e)	471,956	464,881
Advanced Web Technologies (AWT), Term Loan — First Lien (ICE LIBOR USD 3 month + 6.00%, 1.00% Floor), 11.01%, 12/17/2026‡ (c)(d)(e)	790,571	774,766
Golden West Packaging Group LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.25%), 10.40%, 12/1/2027‡ (c)	1,915,517	1,872,418
		5,186,880
Paper Products — 0.9%
R-Pac International Corp. (Project Radio), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 0.75% Floor), 11.31%, 12/29/2027‡ (c)(e)	4,937,500	4,740,232
Pharmaceuticals — 1.8%
Alvogen Pharma US, Inc., June 2022 Loan — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 12.89%, 6/30/2025‡ (b)	4,446,970	3,690,985
ANI Pharmaceuticals, Inc., Initial Term Loan — First Lien (ICE LIBOR USD 1 month + 6.00%, 0.75% Floor), 11.19%, 11/19/2027	5,140,318	5,114,616
Carestream Health, Inc. (aka Onex), Term Loan — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 12.50%, 9/30/2027 (d)	895,642	655,609
		9,461,210

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Real Estate Services — 1.7%
Auction.com LLC (fka Ten-X LLC), Term Loan — First Lien (SOFR 1 month + 6.00%), 11.09%, 5/26/2028‡	997,361	949,987
Avison Young (Canada) Inc., Fifth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 7.00%), 12.38%, 1/31/2026‡	1,985,000	1,240,625
Avison Young (Canada) Inc., Term Loan B — First Lien (SOFR 3 month + 6.50%), 12.00%, 1/31/2026 (d)	2,933,451	1,804,996
Hudson's Bay Company ULC, Last Out Term Loan — Second Lien (ICE LIBOR USD 1 month + 7.33%, 1.00% Floor), 12.83%, 9/30/2026‡ (c)(d)(e)	5,000,000	5,000,000
		8,995,608
Research & Consulting Services — 5.1%
Axiom Global Inc., Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 0.75% Floor), 9.94%, 10/1/2026‡ (c)(d)	2,954,198	2,854,494
Camin Cargo Control, Inc., Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.65%, 6/4/2026‡ (c)(e)	709,576	709,576
Eisner Advisory Group LLC, September 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.25%), 10.47%, 7/28/2028‡	2,984,962	2,984,962
Eisner Advisory Group LLC, Term B Loan — First Lien (SOFR 1 month + 5.25%, 0.75% Floor), 10.47%, 7/28/2028‡	8,959,511	8,959,511
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term A Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.80%, 6/11/2027‡ (c)(d)(e)	1,421,429	1,382,351
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 11.48%, 6/11/2027‡ (c)(d)(e)	325,583	316,632
Evergreen Services Group II LLC (Cedar/Pine), First Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.89%, 6/11/2027‡ (c)(d)(e)	1,975,000	1,920,703
Evergreen Services Group II LLC (Cedar/Pine), Initial Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 11.89%, 6/11/2027‡ (c)(d)(e)	667,315	648,969

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Research & Consulting Services — 5.1% (continued)
Teneo Holdings LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 10.45%, 7/11/2025 (d)	2,976,804	2,980,525
Vaco Holdings LLC, Initial Term Loan — First Lien (SOFR 6 month + 5.00%, 0.75% Floor), 10.59%, 1/21/2029	2,977,330	2,722,411
Zenith American Holding, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term Loan — First Lien (ICE LIBOR USD 3 month + 5.00%, 1.00% Floor), 9.48%, 12/13/2024‡ (c)(d)(e)	893,324	893,325
		26,373,459
Security & Alarm Services — 0.6%
SuperHero Fire Protection, LLC, Closing Date Term Loan — First Lien (ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 11.79%, 9/1/2026‡ (c)(d)(e)	1,127,739	1,122,110
SuperHero Fire Protection, LLC, Delayed Draw Term Loan — First Lien (ICE LIBOR USD 1 month + 6.25%, 1.00% Floor), 11.44%, 9/1/2026‡ (c)(d)(e)	343,478	341,764
SuperHero Fire Protection, LLC, Fourth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.89%, 9/1/2026‡ (c)(d)(e)	1,000,000	1,000,009
SuperHero Fire Protection, LLC, Revolving Loan — First Lien (ICE LIBOR USD 3 month + 6.25%, 1.00% Floor), 11.79%, 9/1/2026‡ (c)(e)	27,180	27,045
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.72%, 9/1/2026‡ (c)(d)(e)	166,829	166,830
SuperHero Fire Protection, LLC, Third Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.90%, 9/1/2026‡ (c)(d)(e)	367,552	367,555
		3,025,313
Soft Drinks — 0.6%
Pegasus BidCo BV (Refresco), Initial Dollar Term Loan — First Lien (SOFR 3 month + 4.25%, 0.50% Floor), 9.34%, 7/12/2029	2,985,000	2,981,269

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Consumer Services — 0.5%
LaserAway, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 11.08%, 10/14/2027‡ (c)(d)(e)	2,659,500	2,659,500
Specialized Finance — 4.0%
Apex Group Treasury Limited, USD Term Loan — First Lien (ICE LIBOR USD 3 month + 3.75%, 0.50% Floor), 9.07%, 7/27/2028	3,982,272	3,937,472
Apex Group Treasury LLC, 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%), 9.89%, 7/27/2028‡	8,955,000	8,921,419
BCP Qualtek Merger Sub LLC (Qualtek), Amendment No. 3 Rollover Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 7/18/2025‡ (c)(e)(g)	2,009,855	1,547,588
BCP Qualtek Merger Sub LLC (Qualtek), New Money DIP First Funding Loan — First Lien (SOFR 3 month + 1.00%, 4.10% PIK), 17.15%, 8/22/2023‡ (c)(e)	3,012,957	2,922,569
BCP Qualtek Merger Sub LLC (Qualtek), Tranche B Term Loan — First Lien (SOFR 3 month + 6.25%), 7/18/2025 (c)(g)	2,898,121	941,889
ECL Entertainment, Term B Loan — First Lien (SOFR 1 month + 7.50%, 0.75% Floor), 12.72%, 5/1/2028‡ (d)	1,390,375	1,402,540
iLending LLC, Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 11.20%, 6/21/2026‡ (c)(d)(e)	1,158,974	1,048,875
		20,722,352
Specialty Chemicals — 1.0%
Iris Holding, Inc. (Intertape Polymer Group Inc.), Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 9.90%, 6/28/2028 (d)	2,977,500	2,535,520
RLG Holdings, LLC, 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%), 10.10%, 7/7/2028‡	2,992,462	2,906,429
		5,441,949

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Systems Software — 2.3%
Condor Merger Sub, Inc. (McAfee), Tranche B-1 Term Loan — First Lien (SOFR 1 month + 3.75%, 0.50% Floor), 9.01%, 3/1/2029	2,970,000	2,849,136
Idera Inc., 2021 Refinancing Loan — Second Lien (SOFR 1 month + 6.75%), 12.01%, 3/2/2029‡	1,981,375	1,751,664
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan — First Lien (SOFR 3 month + 4.75%), 10.03%, 7/27/2028 (d)(b)	3,719,064	2,812,542
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan — Second Lien (ICE LIBOR USD 3 month + 8.25%, 0.75% Floor), 13.53%, 7/27/2029 (d)	2,000,000	1,320,000
RSA Security LLC (Redstone), Initial Loan — Second Lien (ICE LIBOR USD 3 month + 7.75%, 0.75% Floor), 13.04%, 4/27/2029	5,000,000	3,158,325
		11,891,667
Technology Hardware, Storage & Peripherals — 0.8%
TouchTunes (TA TT Buyer), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 0.50% Floor), 9.90%, 4/2/2029	3,980,000	3,970,050
Textiles — 0.8%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan — First Lien 6/30/2027‡ (b)	2,111,647	2,101,089
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 10.58%, 9/30/2027‡ (c)	2,378,891	1,962,585
		4,063,674
Tires & Rubber — 0.7%
Carlstar Group LLC, The, Initial Term Loan — First Lien (SOFR 1 month + 6.50%, 0.75% Floor), 11.69%, 7/8/2027‡ (c)(d)(e)	3,888,889	3,888,889
Trading Companies & Distributors — 1.3%
Apex Service Partners, LLC, Ninth Amendment Incremental DDTL — First Lien (ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.52%, 7/31/2025‡ (c)(d)(e)	788,652	788,652
Apex Service Partners, LLC, Ninth Amendment Incremental Term Loan — First Lien (ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 10.46%, 7/31/2025‡ (c)(d)(e)	525,333	525,333

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors — 1.3% (continued)
Apex Service Partners, LLC, Revolver — First Lien (ICE LIBOR USD 3 month + 5.25%, 1.00% Floor), 5.25%, 7/31/2025‡ (c)(e)	496	496
Parts Town (PT Intermediate Holdings III LLC), 2022 Incremental Term Loan — First Lien (SOFR 3 month + 5.98%, 1.00% Floor), 11.23%, 11/1/2028‡ (c)	1,481,250	1,436,813
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Term Loan — First Lien (SOFR 3 month + 6.50%), 11.74%, 11/1/2028‡ (c)	1,329,668	1,313,047
Parts Town (PT Intermediate Holdings III LLC), Term B Loan — First Lien (SOFR 3 month + 5.98%, 1.00% Floor), 11.37%, 11/1/2028‡ (c)	2,955,000	2,866,350
		6,930,691
Trucking — 3.4%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 11.15%, 5/3/2025‡ (c)(d)(e)	3,263,487	3,263,488
(PRIME 3 month + 5.00%), 13.00%, 5/3/2025‡ (c)(d)(e)	8,325	8,325
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien (SOFR 3 month + 6.26%, 1.00% Floor), 11.30%, 5/3/2025‡ (c)(d)(e)	619,088	619,087
Avis Budget Car Rental, LLC, Term Loan C — First Lien (SOFR 1 month + 3.50%, 0.50% Floor), 8.70%, 3/16/2029 (b)	1,979,912	1,986,921
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan (Second Lien Term Loan) — Second Lien (SOFR 3 month + 7.00%, 0.50% Floor), 12.34%, 1/28/2030‡	5,000,000	4,725,000
Uber Technologies, Inc., 2023 Refinancing Term Loan — First Lien (SOFR 3 month + 2.75%), 8.02%, 3/3/2030 (b)	6,974,975	6,983,275
		17,586,096
Wireless Telecommunication Services — 0.2%
NWN Parent Holdings LLC, Term Loan — First Lien (SOFR 3 month + 8.00%, 1.00% Floor), 13.19%, 5/7/2026‡ (c)(d)(e)	956,152	927,442
Total Senior Loans (Cost $552,617,079)		523,474,778

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 8.0%
Aerospace & Defense — 0.9%
TransDigm, Inc. 6.25%, 3/15/2026 (h)	5,000,000	4,975,564
Commercial Services & Supplies — 0.8%
Aramark Services, Inc. 5.00%, 2/1/2028 (h)	2,000,000	1,885,080
Madison IAQ LLC 5.88%, 6/30/2029 (h)	3,000,000	2,429,726
		4,314,806
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc. 6.50%, 2/15/2028 (h)	3,000,000	3,004,980
Containers & Packaging — 1.2%
LABL, Inc. 9.50%, 11/1/2028 (h)	500,000	508,693
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/2027 (h)	6,000,000	5,538,012
		6,046,705
Entertainment — 0.3%
Allen Media LLC 10.50%, 2/15/2028 (h)	3,000,000	1,545,000
Financial Services — 0.2%
Armor Holdco, Inc. 8.50%, 11/15/2029 (h)	1,000,000	829,961
Ground Transportation — 0.1%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (h)	1,000,000	562,500
Insurance — 0.0% (f)
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (h)	30,000	29,752
Media — 0.5%
Univision Communications, Inc. 7.38%, 6/30/2030 (h)	3,000,000	2,856,352

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Passenger Airlines — 1.8%
American Airlines, Inc. 5.50%, 4/20/2026 (h)	1,000,000	990,690
5.75%, 4/20/2029 (h)	2,000,000	1,941,957
United Airlines, Inc. 4.38%, 4/15/2026 (h)	5,000,000	4,750,528
4.63%, 4/15/2029 (h)	2,000,000	1,822,336
		9,505,511
Software — 1.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (h)	1,000,000	841,640
McAfee Corp. 7.38%, 2/15/2030 (h)	2,000,000	1,739,045
Rocket Software, Inc. 6.50%, 2/15/2029 (h)	3,000,000	2,526,596
		5,107,281
Trading Companies & Distributors — 0.6%
United Rentals North America, Inc. 6.00%, 12/15/2029 (h)	3,000,000	2,992,622
Total Corporate Bonds (Cost $45,113,821)		41,771,034
	Shares
Common Stocks — 0.1%
Electric Utilities — 0.0% (f)
Frontera Generation Holdings LLC*‡	62,500	938
Textiles, Apparel & Luxury Goods — 0.1%
International Textile Group, Inc.‡	100,072	400,288
Transportation Infrastructure — 0.0% (f)
Limetree Bay Cayman Ltd.*‡ (e)	1,430	14
Total Common Stocks (Cost $—)		401,240

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 4.99% (i) (Cost $17,547,994)	17,547,994	17,547,994
Total Investments — 112.2% (Cost $615,278,894)		583,195,046
Credit Facility — (14.9%) (Cost $77,400,000)		(77,400,000)
Other assets in excess of other liabilities — 2.7%		13,818,997
Net Assets — 100.0%		519,614,043

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are LIBOR (the rate that contributor banks in London charge each other for interbank deposits), SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market), and the prime rate offered by one or more major U.S. banks ("Prime"). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. LIBOR, SOFR and Prime were utilized as benchmark lending rates for the senior loans at June 30, 2023. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.

(b)  All or a portion of this position has not yet settled as of June 30, 2023. The Fund will not accrue interest on its Senior Loans until the settlement date at which point LIBOR, SOFR or Prime will be established.

(c)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act.

(d)  The Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.

(e)  Security fair valued as of June 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2023 amounted to $184,155,515, which represents approximately 35.44% of net assets of the Fund.

(f)  Represents less than 0.05% of net assets.

(g)  Defaulted security.

(h)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at June 30, 2023 amounted to $41,771,034, which represents approximately 8.04% of net assets of the Fund.

(i)  Represents 7-day effective yield as of June 30, 2023.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2023 (unaudited)

As of June 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,897,841
Aggregate gross unrealized depreciation	(35,981,689)
Net unrealized depreciation	$(32,083,848)
Federal income tax cost	$615,278,894

Abbreviations

DIP   — Debtor-in-Possession

ICE   — Intercontinental Exchange

LIBOR   — London Interbank Offered Rate

PIK   — Pay in Kind

SOFR   — Secured Overnight Financing Rate

USD   — United States Dollar

See Notes to Consolidated Financial Statements

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Consolidated Statement of Assets and Liabilities

June 30, 2023 (unaudited)

	First Eagle Credit Opportunities Fund*
Assets
Investments (Cost $615,278,894) (Note 2 and Note 3)	$583,195,046
Cash	7,751,950
Receivable for investments sold	20,467,062
Receivable for Fund shares sold	2,016,405
Accrued interest and dividends receivable	4,777,999
Due from Adviser (Note 6)	426,169
Other assets	919,339
Total Assets	619,553,970
Liabilities
Investment advisory fees payable (Note 6)	521,280
Payable for investment purchased	17,648,029
Distribution fees payable (Note 7)	3,366
Administrative fees payable (Note 6)	386,236
Service fees payable (Note 7)	21
Trustee fees payable	66,520
Credit facility (Note 10)	77,400,000
Payable for dividends to shareholders	3,132,872
Unrealized depreciation on unfunded delayed draw loan commitments (Note 9)	228,959
Accrued expenses and other liabilities	552,644
Total Liabilities	99,939,927
Net Assets	$519,614,043
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$22,201
Capital surplus	559,778,511
Total distributable earnings (losses)	(40,186,669)
Net Assets	$519,614,043
Class A
Net Assets	$16,933,687
Shares Outstanding	720,919
Net asset value per share and redemption proceeds per share	23.49
Offering price per share (NAV per share plus maximum sales charge)	24.09	(1)
Authorized common shares	Unlimited
Class A-2
Net Assets	$603,164
Shares Outstanding	25,732
Net asset value per share and redemption proceeds per share	23.44
Offering price per share (NAV per share plus maximum sales charge)	24.04	(1)
Authorized common shares	Unlimited
Class I
Net Assets	$502,077,192
Shares Outstanding	21,454,083
Net asset value per share and redemption proceeds per share	23.40
Authorized common shares	Unlimited

(1)  The maximum sales charge is 2.50% for Class A and Class A-2 shares. Class I shares have no front-end sales charges.

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

See Notes to Consolidated Financial Statements

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Consolidated Statement of Operations

Period Ended June 30, 2023 (unaudited)

First Eagle Credit Opportunities Fund*
Investment Income
Interest	$33,366,922
Dividends	468,509
Total Income	33,835,431
Expenses
Investment advisory fees (Note 6)	3,492,566
Distribution fee (Note 7)
Class A	18,011
Class A-2	251
Shareholder servicing agent fees	284,320
Service fees (Note 7)
Class A-2	125
Administrative fees (Note 6)	262,810
Professional fees	773,872
Custodian and accounting fees	156,222
Shareholder reporting fees	84,891
Trustees' fees	17,054
Interest expense and fees on borrowings	4,381,415
Registration and filing fees	72,693
Recoupment expense	52,838
Other expenses	59,718
Total Expenses	9,656,786
Expense waiver (Note 6)	(571,282)
Net Expenses	9,085,504
Net Investment Income (Note 2)	24,749,927
Realized and Unrealized Gains (Losses) on Investments and Unfunded Delayed Draw Loan Commitments (Note 2 and Note 9)
Net realized gains (losses) from:
Transactions in investments	(5,634,048)
(5,634,048)
Changes in unrealized appreciation of:
Investments	3,648,253
Unfunded delayed draw loan commitments	(218,536)
3,429,717
Net realized and unrealized (losses) on investments and unfunded delayed draw loan commitments	(2,204,331)
Net Increase in Net Assets Resulting from Operations	$22,545,596

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

See Notes to Consolidated Financial Statements

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Consolidated Statements of Changes in Net Assets

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
Operations
Net investment income	$24,749,927	$30,790,434
Net realized (loss) from investments	(5,634,048)	(5,502,437)
Change in unrealized (depreciation) appreciation of investments	3,429,717	(36,696,458)
Net increase (decrease) in net assets resulting from operations	22,545,596	(11,408,461)
Distributions to Shareholders
Distributable earnings:
Class A	(672,626)	(889,754)
Class A-2	(4,426)	(4,855)
Class I	(21,803,095)	(29,298,924)
Decrease in net assets resulting from distributions	(22,480,147)	(30,193,533)
Fund Share Transactions
Class A
Net proceeds from shares sold	4,613,600	7,030,999
Net asset value of shares issued for reinvested dividends and distributions	326,811	460,547
Cost of shares redeemed	(839,565)	(967,459)
Increase in net assets from Class A share transactions	4,100,846	6,524,087
Class A-2^
Net proceeds from shares sold	500,001	100,000
Net asset value of shares issued for reinvested dividends and distributions	4,426	4,855
Increase in net assets from Class A-2 share transactions	504,427	104,855
Class I
Net proceeds from shares sold	94,331,047	320,906,950
Net asset value of shares issued for reinvested dividends and distributions	5,972,771	7,900,460
Cost of shares redeemed	(37,599,033)	(30,533,172)
Increase in net assets from Class I share transactions	62,704,785	298,274,238
Increase in net assets from Fund share transactions	67,310,058	304,903,180
Net increase in net assets	67,375,507	263,301,186
Net Assets (Note 2)
Beginning of period	452,238,536	188,937,350
End of period	$519,614,043	$452,238,536

^  Class A-2 Shares of First Eagle Credit Opportunities Fund incepted on May 31, 2022.

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Consolidated Statements of Changes in Net Assets (continued)

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	547,224	289,477
Shares sold	195,315	277,025
Shares issued on reinvestment of distributions	13,831	18,826
Shares redeemed	(35,451)	(38,104)
Shares outstanding, end of period	720,919	547,224
Class A-2^
Shares outstanding, beginning of period	4,213	—
Shares sold	21,331	4,010
Shares issued on reinvestment of distributions	188	203
Shares outstanding, end of period	25,732	4,213
Class I
Shares outstanding, beginning of period	18,788,384	6,924,692
Shares sold	4,007,129	12,787,649
Shares issued on reinvestment of distributions	253,640	325,128
Shares redeemed	(1,595,070)	(1,249,085)
Shares outstanding, end of period	21,454,083	18,788,384

^  Class A-2 Shares of First Eagle Credit Opportunities Fund incepted on May 31, 2022.

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

See Notes to Consolidated Financial Statements

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Consolidated Statement of Cash Flows

June 30, 2023 (unaudited)

First Eagle Credit Opportunities Fund*
Cash Flows from (Used in) Operating Activities:
Net increase in net assets resulting from operations	$22,545,596
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(261,958,621)
Proceeds from sale and paydowns of investments	208,867,020
Net decrease in short term investments	20,351,580
Realized (gain) loss on investments	5,634,048
Change in unrealized (appreciation) depreciation on investments	(3,648,253)
Amortization (accretion) of bond premium (discount)	(2,929,958)
Change in unrealized (appreciation) depreciation on unfunded delayed draw loan commitments	218,536
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	(557,234)
Due from Adviser	258,969
Other assets	1,381,494
Increases (decreases) in operating liabilities
Investment advisory fees payable	59,610
Administrative fees payable	(121,974)
Distribution fees payable	616
Service fees payable	(1,490)
Trustee fees payable	12,806
Accrued expenses and other liabilities	34,030
Net cash provided by (used in) operating activities	$(9,853,225)
Cash Flows from (Used in) Financing Activities:
Proceeds from shares sold	99,991,442
Payments on shares redeemed	(38,438,598)
Cash distributions paid	(15,342,723)
Borrowings under Credit Facility	(32,600,000)
Net cash provided by (used in) financing activities	$13,610,121
Net change in cash and cash denominated in foreign currencies	3,756,896
Cash, beginning of period	3,995,054
Cash, end of period	$7,751,950

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $3,630,094.

Non-cash financing activities consist of reinvestment of distributions in the amount $6,304,008.

See Notes to Consolidated Financial Statements

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First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A	For the Six Months ended June 30, 2023** (unaudited)		For the Year Ended December 31, 2022**	For the Year Ended December 31, 2021**	For the Period 12/02/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$23.47		$26.22	$25.48	$25.15
Net investment Income	1.21		2.10	2.10	0.10
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments	(0.10)		(2.93)	0.53	0.32
Total investment operations	1.11		(0.83)	2.63	0.42
Less Dividends and Distributions
From net investment income	(1.09)		(1.91)	(1.81)	(0.09)
From capital gains	—		(0.01)	(0.08)	—
Total distributions	(1.09)		(1.92)	(1.89)	(0.09)
Net asset value, end of period	$23.49		$23.47	$26.22	$25.48
Total return(a)	4.92	%(b)	(3.23)%	10.60%	1.62	%(b)
Net assets, end of period (thousands)	$16,934		$12,844	$7,592	$1,016
Ratios to Average Net Assets
Operating expenses excluding fee waivers	4.37	%(c)	3.76%	4.83%	5.45	%(c)
Operating expenses including fee waivers	4.12	%(c)	2.62%	2.28%	2.75	%(c)
Net investment income excluding fee waivers	10.03	%(c)	7.36%	5.47%	2.16	%(c)
Net investment income including fee waivers	10.28	%(c)	8.50%	8.02%	4.86	%(c)
Supplemental Data
Portfolio turnover rate	35.10	%(b)	49.93%	73.15%	21.38	%(b)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Does not take into account the sales charge of 2.50% for Class A shares. Prior to April 30, 2022, the sales charge for Class A was 3.50%, which was also not taken into account.

(b)  Not annualized.

(c)  Annualized.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A-2	For the Six Months ended June 30, 2023** (unaudited)		For the Period 5/31/22^ - 12/31/22**
Investment Operations
Net asset value, beginning of period	$23.42		$24.94
Net investment Income	1.15		1.18
Net realized and unrealized (losses) on investments and unfunded delayed draw loan commitments	(0.10)		(1.51)
Total investment operations	1.05		(0.33)
Less Dividends and Distributions
From net investment income	(1.03)		(1.18)
From capital gains	—		(0.01)
Total distributions	(1.03)		(1.19)
Net asset value, end of period	$23.44		$23.42
Total return(a)	4.68	%(b)	(1.34	)%(b)
(Net assets, end of period (thousands)	$603		$99
Ratios to Average Net Assets
Operating expenses excluding fee waivers	4.81	%(c)	4.39	%(c)
Operating expenses including fee waivers	4.62	%(c)	3.57	%(c)
Net investment income excluding fee waivers	9.65	%(c)	7.50	%(c)
Net investment income including fee waivers	9.84	%(c)	8.32	%(c)
Supplemental Data
Portfolio turnover rate	35.10	%(b)	49.93	%(b)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Does not take into account the sales charge of 2.50% for Class A-2 shares.

(b)  Not annualized.

(c)  Annualized.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class I	For the Six Months ended June 30, 2023*** (unaudited)		For the Year Ended December 31, 2022***	For the Year Ended December 31, 2021***	For the Period 9/15/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$23.38		$26.19	$25.47	$25.00
Net investment Income	1.24		2.17	2.27	0.33
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments	(0.10)		(2.94)	0.57	0.45
Total investment operations	1.14		(0.77)	2.84	0.78
Less Dividends and Distributions
From net investment income	(1.12)		(2.03)	(2.04)	(0.30)
From capital gains	—		(0.01)	(0.08)	(0.00	)**
Return of capital	—		—	—	(0.01)
Total distributions	(1.12)		(2.04)	(2.12)	(0.31)
Net asset value, end of period	$23.40		$23.38	$26.19	$25.47
Total return	5.08	%(a)	(3.02)%	11.45%	3.13	%(a)
Net assets, end of period (thousands)	$502,077		$439,296	$181,346	$41,086
Ratios to Average Net Assets
Operating expenses excluding fee waivers	4.11	%(b)	3.48%	4.18%	4.70	%(b)
Operating expenses including fee waivers	3.87	%(b)	2.41%	1.70%	2.00	%(b)
Net investment income excluding fee waivers	10.33	%(b)	7.71%	6.15%	1.74	%(b)
Net investment income including fee waivers	10.57	%(b)	8.79%	8.63%	4.44	%(b)
Supplemental Data
Portfolio turnover rate	35.10	%(a)	49.93%	73.15%	21.38	%(a)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

***  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

(a)  Not annualized.

(b)  Annualized.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

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Notes to Consolidated Financial Statements

Note 1 — Organization

First Eagle Credit Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"), and is operated as an "interval fund." The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund's primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market "club" loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as "junk" bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the "Subadviser"), in its capacity as the alternative credit group of the Adviser, serves as the Fund's investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the "SPV"), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund's special purpose, bankruptcy-remote, financing subsidiary. The consolidated financial statements include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of June 30, 2023, the SPV has $129,373,241 in net assets, representing 24.90% of the Fund's net assets.

b)  Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market "Club" Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Investments, including Direct Loans, which are in their early stages of a private investment are generally fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as "First Eagle Management") for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund's pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

The Fund discloses the fair value of the investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund's debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund's investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund's equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees (the "Board"). The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Fund's Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2023:

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$—	$—	$401,240	$401,240
Corporate Bonds†	—	41,771,034	—	41,771,034
Senior Loans
Advertising	—	6,393,303	4,899,225	11,292,528
Aerospace & Defense	—	4,102,700	1,882,390	5,985,090
Agricultural & Farm Machinery	—	—	1,011,083	1,011,083
Air Freight & Logistics	—	—	6,312,615	6,312,615
Airlines	—	5,113,400	—	5,113,400
Alternative Carriers	—	3,964,303	—	3,964,303
Apparel, Accessories & Luxury Goods	—	—	6,054,487	6,054,487
Application Software	—	14,306,157	17,811,436	32,117,593
Asset Management & Custody Banks	—	1,202,967	9,569,980	10,772,947
Auto Parts & Equipment	—	4,450,983	1,419,269	5,870,252
Automotive Retail	—	—	5,376,250	5,376,250
Brewers	—	1,899,061	—	1,899,061
Broadcasting	—	5,935,358	—	5,935,358
Casinos & Gaming	—	11,575,567	—	11,575,567
Commercial Printing	—	3,523,450	—	3,523,450
Commodity Chemicals	—	—	4,279,742	4,279,742
Communications Equipment	—	4,808,316	—	4,808,316
Construction Machinery & Heavy Trucks	—	5,396,531	—	5,396,531
Construction Materials	—	4,757,076	—	4,757,076
Construction & Engineering	—	1,795,000	3,324,580	5,119,580

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Consumer Finance	$—	$—	$894,944	$894,944
Distributors	—	3,438,178	—	3,438,178
Diversified Capital Markets	—	—	2,425,677	2,425,677
Diversified Chemicals	—	—	2,656,926	2,656,926
Diversified Metals & Mining	—	520,280	—	520,280
Diversified Support Services	—	—	5,924,469	5,924,469
Education Services	—	—	1,668,119	1,668,119
Electronic Equipment & Instruments	—	5,673,062	—	5,673,062
Electronic Manufacturing Services	—	4,792,746	3,375,923	8,168,669
Environmental & Facilities Services	—	999,278	—	999,278
Food Distributors	—	3,984,029	—	3,984,029
Health Care Equipment	—	—	135,363	135,363
Health Care Facilities	—	—	4,677,304	4,677,304
Health Care Services	—	9,901,352	41,365,653	51,267,005
Health Care Supplies	—	5,370,402	—	5,370,402
Health Care Technology	—	11,114,288	—	11,114,288
Heavy Electrical Equipment	—	—	2,394,906	2,394,906
Hotels, Resorts & Cruise Lines	—	4,318,017	2,600,941	6,918,958
Household Products	—	—	1,841,988	1,841,988
Human Resource & Employment Services	—	—	4,269,389	4,269,389
Industrial Machinery	—	10,469,940	468,750	10,938,690
Insurance Brokers	—	1,991,168	10,377,829	12,368,997
Integrated Telecommunication Services	—	2,672,915	—	2,672,915
Interactive Media & Services	—	—	5,156,139	5,156,139
Internet & Direct Marketing Retail	—	3,938,557	11,143,504	15,082,061
Internet Services & Infrastructure	—	2,994,194	2,252,800	5,246,994
Investment Banking & Brokerage	—	999,065	—	999,065
IT Consulting & Other Services	—	5,820,229	11,140,930	16,961,159
Leisure Facilities	—	—	3,439,508	3,439,508
Leisure Products	—	4,986,671	—	4,986,671
Life Sciences Tools & Services	—	—	9,191,988	9,191,988
Managed Health Care	—	—	2,249,275	2,249,275
Marine Ports & Services	—	3,620,327	—	3,620,327

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Metal & Glass Containers	$—	$5,439,940	$—	$5,439,940
Movies & Entertainment	—	7,815,826	—	7,815,826
Multi-Sector Holdings	—	4,372,381	—	4,372,381
Office Services & Supplies	—	2,986,634	—	2,986,634
Packaged Foods & Meats	—	5,591,464	—	5,591,464
Paper Packaging	—	—	5,186,880	5,186,880
Paper Products	—	—	4,740,232	4,740,232
Pharmaceuticals	—	5,770,225	3,690,985	9,461,210
Real Estate Services	—	1,804,996	7,190,612	8,995,608
Research & Consulting Services	—	5,702,936	20,670,523	26,373,459
Security & Alarm Services	—	—	3,025,313	3,025,313
Soft Drinks	—	2,981,269	—	2,981,269
Specialized Consumer Services	—	—	2,659,500	2,659,500
Specialized Finance	—	4,879,361	15,842,991	20,722,352
Specialty Chemicals	—	2,535,520	2,906,429	5,441,949
Systems Software	—	10,140,003	1,751,664	11,891,667
Technology Hardware, Storage & Peripherals	—	3,970,050	—	3,970,050
Textiles	—	—	4,063,674	4,063,674
Tires & Rubber	—	—	3,888,889	3,888,889
Trading Companies & Distributors	—	—	6,930,691	6,930,691
Trucking	—	8,970,196	8,615,900	17,586,096
Wireless Telecommunication Services	—	—	927,442	927,442
Total Senior Loans	—	239,789,671	283,685,107	523,474,778
Short-Term Investments
Investment Companies	17,547,994	—	—	17,547,994
Total	$17,547,994	$281,560,705	$284,086,347	$583,195,046
Liabilities:
Unfunded Commitments*	—	—	$(228,959)	$(228,959)
Total	$17,547,994	$281,560,705	$283,857,388	$582,966,087

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation)

‡  Value determined using significant unobservable inputs.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance—market value	$952	$286,193,831	$(10,423)	$286,184,360
Purchases(1)	—	105,647,382	—	105,647,382
Sales(2)	—	(82,803,166)	—	(82,803,166)
Transfer In—Level 3	—	13,056,515	—	13,056,515
Transfer Out—Level 3	—	(35,332,764)	—	(35,332,764)
Accrued discounts/(premiums)	—	1,048,380	—	1,048,380
Realized Gains (Losses)	—	(2,373,024)	—	(2,373,024)
Change in Unrealized Appreciation (Depreciation)	400,288	(1,752,047)	(218,536)	(1,570,295)
Ending Balance—market value	$401,240	$283,685,107	$(228,959)	$283,857,388
Change in unrealized gains or (losses) relating to assets still held at reporting date	$400,288	$(3,438,188)	$(215,030)	$(3,252,930)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation)

Investments were transferred into Level 3 during the period ended June 30, 2023 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended June 30, 2023 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

The following is a summary of the Fund's valuation techniques and significant amounts of unobservable inputs used in the Fund's Level 3 securities as of June 30, 2023:

Investment Type	Fair Value as of June 30, 2023	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$14	Market Comparable Companies	EBITDA Multiple	9.42x-9.42X (9.42X)	Increase
	401,226	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Common Stocks Total	401,240
Senior Loans	1,383,868	Market Comparable Companies	EBITDA Multiple	4.32x-4.32X (4.32X)	Increase
	5,376,250	Purchase Price	N/A	N/A	Increase
	99,529,606	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	17,468,492	Liquidation	Collateral Value	$40-$2,408 ($774)*	Increase
	159,926,891	Discounted Cash Flow (Income Approach)	Comparable Yield	9.00%-16.54% (10.96%)	Decrease
Senior Loans Total	283,685,107
Total Investments	$284,086,347
Unfunded Commitment**	$(269,380)	Discounted Cash Flow (Income Approach)	Comparable Yield	9.04%-16.54% (10.87%)	Decrease

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Investment Type	Fair Value as of June 30, 2023	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
	21,319	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	20,976	Liquidation	Collateral Value	$260.50-$260.5 ($260.5)*	Increase
	(1,874)	Market Comparable Companies	EBITDA Multiple	4.32x-4.32X (4.32X)	Increase
Unfunded Commitment	$(228,959)

*  Collateral values are presented in $ millions

**  Unfunded commitments are presented at net unrealized appreciation (depreciation).

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result insignificantly higher or lower gain value determination.

c)  Cash — The Fund's cash is maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. The Fund's cash balance may exceed insurance limits at times.

d)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes to call or put date and value providing the effective method. Paydown gains and losses are netted and recorded as interest income on the Consolidated Statement of Operations.

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Consolidated Statement of Operations.

e)  Deferred Financing Costs — Deferred financing costs consist of fees and expenses paid in connection with the closing of the Credit Facility, including upfront fees and legal fees. The costs are capitalized at the time of payment and are included in Other Assets on the Consolidated Statement of Assets and

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Liabilities. The deferred financing costs are amortized using the straight line method over the term of the Credit Facility.

f)  United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

Management has determined that the Fund has not taken any uncertain tax positions that require adjustment to the financial statements.

g)  Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods.

h)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

j)  Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

k)  New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update ("ASU") 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU 2022-06, "Reference Rate Reform (Topic 949)" which extends the effective period of ASU 2020-04 through December 31, 2024. There is no material impact to the consolidated financial statements and related disclosures.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

In March 2022, the FASB issued ASU 2022-02, "Financial Instruments Credit Losses (Topic 326)", which is intended to address issues identified during the post implementation review of ASU 2016-3, "Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, "Receivables Troubled Debt Restructurings by Creditors", while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the consolidated financial statements and related disclosures.

In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.

Note 3 — Securities and Other Investments

The Fund's portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank's, or lead arranger's, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market "Club" Loans — Middle market "club" loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market "club" loans are distinct from customary direct lending loans

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a "club" of unaffiliated lenders. Middle market "club" loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including "unitranche" loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below "Baa3" by Moody's, or below "BBB-" by S&P and/or lower than "BBB-" by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as "junk bonds." Such securities are predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, generally prohibits closed-end funds, including the Fund, from issuing or selling any "senior security," except that the Fund may borrow from a bank if, immediately after such borrowing, there is "asset coverage" of at least 300%.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f- 4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

Note 4 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund's performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund's ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund's cost of funds would increase, resulting in a decrease in the Fund's net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund's capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

Credit Risk — The value of the Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund's income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund's investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer's obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer's bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Below Investment Grade Rating Risk — Most of the Fund's investments will be in below investment grade securities or comparable unrated securities (commonly referred to as "high-yield securities" or "junk bonds"). This includes the Fund's investments in syndicated bank loans, middle market "club" loans, direct lending, asset-based loans, and high-yield bonds. While generally having higher potential returns, high-yield securities may be subject to significant price fluctuations and have a higher risk of default. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objectives will be more dependent on the Subadviser's credit analysis than would be the case when the Fund invests in rated securities.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Bank Loans — Investments in bank loans may expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A loan is often administered by a bank or other financial institution (the "Agent") that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund's portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Distressed Debt, Litigation, Bankruptcy and Other Proceedings Risk — The Fund may invest in debt securities and other obligations of financially distressed issuers, including companies involved in reorganizations, bankruptcy or liquidation proceedings. Investments in distressed assets involve substantial risk (including a material risk of issuer default or bankruptcy), require active monitoring and demand an unusually high level of analytical sophistication for success. There is no assurance that the Subadviser will correctly evaluate the value of the collateral for the Fund's investments or the prospects for a successful reorganization or similar outcome for any company.

If the issuer defaults on the obligations or enters bankruptcy, the obligations may be repaid only after lengthy workout proceedings, may result in only partial payment of the obligations and may pose the risk of the Fund losing its entire investment in such securities. The Fund may have to reduce or forego payment of distributions if the income and/or dividends the Fund receives from its investments decline.

A bankruptcy filing by an issuer may adversely and permanently affect its market position and operations. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the process, are beyond the control of the Fund and can adversely affect its return on investment. The Subadviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors regarding restructuring issues. There can be no assurance that the Subadviser's participation would be favorable for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Certain fixed-income instruments in which the Fund invests could be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

laws, if such securities were issued with the intent of hindering or defrauding creditors or, in certain circumstances, if the issuer does not receive reasonable value or fair consideration for issuing such securities. If a court were to determine that the issuance was a fraudulent transfer or conveyance, the court could void the payment obligations under the securities, subordinate the securities to other existing and future indebtedness of the issuer or require the Fund to repay any amounts it received with respect to the securities. If the Fund or the Subadviser is found to have interfered with the affairs of a portfolio company, to the detriment of the company's other creditors or common shareholders, the Fund may be held liable for damages to injured parties or a bankruptcy court. While the Fund will seek to avoid incurring such liability, there can be no assurance that it will be successful. Moreover, such debt may be disallowed, subordinated to the claims of other creditors or treated as equity. If the Fund or Subadviser has representatives on a portfolio company's board, such involvement may subject the Fund to additional liability, restrict its ability to dispose of debt investments or result in recharacterization of its debt investments as equity.

Loans and Assignments Risk — The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending and Middle Market "Club" Loan Risk — Generally, little public information exists about private and middle market companies, and the Fund must rely on the ability of the Subadviser's investment professionals to obtain adequate information about these companies. If the Subadviser cannot uncover all material information to make a fully-informed investment decision, the Fund may lose money on its investments. Private and middle market portfolio companies may have limited financial resources and be unable to fulfill their debt service obligations to the Fund, which may accompany a deterioration in the value of any collateral and a reduced likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors' actions and general market conditions. Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, incapacity or departure of such persons could have a material adverse impact on the Fund's portfolio company and, in turn, on the Fund. Middle market companies also generally have less predictable operating results and may require substantial additional capital to finance their operations or expansion. In addition, the Fund's executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund's investments in its portfolio companies.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund's ability to conduct its investment program. Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Liquidity Risk — The Fund intends to invest in illiquid investments, which are securities or other investments that cannot be disposed of within seven days or less in current market conditions without significantly changing their market value.

Illiquid investments often can only be resold in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. There could be considerable delay in either event and, unless otherwise contractually provided, the Fund's proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could preclude the Fund from realizing a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund's investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

LIBOR Risk — On July 27, 2017, the United Kingdom Financial Conduct Authority ("FCA") announced that it would phase out the London Interbank Offered Rate ("LIBOR") as a benchmark by the end of 2021. On November 30, 2020, the FCA announced that subject to confirmation following its consultation with the administrator of LIBOR, it would cease publication of the one-week and two-month USD LIBOR immediately after December 31, 2021 and cease publication of the remaining tenors immediately after June 30, 2023. Additionally, the Federal Reserve Board has advised banks to stop entering into new USD LIBOR based contracts. The FCA and certain U.S. regulators have emphasized that, despite expected publication of U.S. dollar LIBOR through June 30, 2023, no new contracts using U.S. dollar LIBOR should be entered into after December 31, 2021. As an alternative to LIBOR, the market has generally coalesced around recommendations

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

from the Alternative Reference Rates Committee (the "ARRC") convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York. The ARRC has recommended that U.S. dollar LIBOR be replaced by rates based on the Secured Overnight Financing Rate ("SOFR") plus, in the case of existing LIBOR contracts and obligations, a spread adjustment.

Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and our existing financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. Uncertainty as to the nature of alternative reference rates and as to potential changes or other reforms to LIBOR, or any changes announced with respect to such reforms, may result in a sudden or prolonged increase or decrease in the reported LIBOR rates and the value of LIBOR-based loans and securities. It remains uncertain how such changes would be implemented and the effects such changes would have on us, issuers of instruments in which we invest and financial markets generally.

References to LIBOR have discontinued as it relates to the issuance of new loans and the market has utilized SOFR-based rates as modified, in some cases, by an applicable spread adjustment. In connection with LIBOR's phase out, the Fund may need to renegotiate any credit agreements with its portfolio companies that utilize LIBOR as a factor in determining the interest rate to replace LIBOR with the new standard that is established. Any such renegotiations may have a material adverse effect on the Fund's business, result of operations, financial condition, and share price, including as a result of changes in interest rates payable to the Fund by its portfolio companies. The Fund's credit facility utilizes a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. Moreover, the discontinuation of LIBOR may adversely affect the value, liquidity and volatility of a broad array of financial instruments, which may adversely affect the Fund's performance or net asset value. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

Leverage Risk — The Fund utilizes the Credit Facility to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the Credit Facility and have the potential to benefit from or be disadvantaged by the use of leverage. The investment advisory fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Adviser may have differing interests in determining whether to leverage the Fund's assets. Leverage creates risks that may adversely affect the return for the holders of Common Shares, including the likelihood of greater volatility of net asset value; fluctuations in the interest rate paid for the use of the Credit Facility; increased operating costs, which may reduce the Fund's total return; the potential for decline in the value of an investment acquired through leverage, while the Fund's obligations under such leverage remains fixed; and the Fund is more likely to have to sell investments in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund's use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Credit Facility is terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Large Redemptions Risk — If one or more investors in the Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund's current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund's expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund's shares.

Note 5 — Purchases and Sales of Securities

For the period ended June 30, 2023, purchases and sales of investments, excluding short-term investments, were $225,915,382 and $199,945,602, respectively.

Note 6 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser is responsible for the management of the Fund's portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily value of the Fund's Managed

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Assets. The Adviser has entered into a subadvisory agreement with the Subadviser relating to the Fund (the "Subadvisory Agreement"). The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. For its services under the Subadvisory Agreement, the Adviser pays the Subadviser a monthly fee at the annual rate of 0.625% of the average daily value of the Fund's Managed Assets. No advisory fee will be paid by the Fund directly to the Subadviser.

Effective May 1, 2022, the Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of the Class A, Class A-2 and Class I shareholders are limited to 2.25%, 2.75% and 2.00%, respectively, of average net assets (the "Expense Limitations"). This undertaking lasts until April 30, 2024 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Class A, Class A-2 and Class I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.75% and 2.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date in which the Fund incurred the fee and/or expense.

During the period ended June 30, 2023, the Adviser waived $426,266 in expenses which are included under expense waiver on its Consolidated Statement of Operations. As of June 30, 2023, the Fund has no receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities. During the period ended June 30, 2023, the fund recouped $52,838.

For the period ended June 30, 2023, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring
	Total Eligible for Recoupment	2024	2025	2026
Class A	$101,448	$23,113	$64,619	$13,716
Class A-2	315	—	250	65
Class I	3,321,995	1,048,098	1,861,412	412,485
Total	$3,423,758	$1,071,211	$1,926,281	$426,266

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05%

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

of Fund's average daily net assets. For the period ended June 30, 2023, the adviser waived $145,016 for administrative fees which are included under expense waiver on Consolidated Statement of Operations. As of June 30, 2023, the Fund has a receivable from the Adviser of $426,169 for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

J.P. Morgan Chase Bank, N.A. ("JPM"), the Fund's administrator, accounting agent and primary custodian, holds the Fund's portfolio securities and other assets and is responsible for calculating the Fund's net asset value and maintaining the accounting records of the Fund. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

Independent Trustees are compensated by the Fund for their services. As of June 30, 2023, such compensations are included under Trustees' fees on the Consolidated Statement of Operations.

Note 7 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser and Subadviser, serves as the principal underwriter and distributor of the Fund's Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor. Class A Shares, Class A-2 Shares and Class I Shares are sold on a continuous basis at the Fund's NAV per share, plus for Class A Shares and Class A-2 Shares only, a maximum front-end sales commission of 2.50%. Investors that purchase $250,000 or more of the Fund's Class A Shares or Class A-2 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares or Class A-2 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase.

The Fund has adopted a Distribution and Servicing Plan (the "Plan") for the Class A Shares and Class A-2 Shares of the Fund. Although the Fund is not an open-end investment company, it intends to comply with the terms of Rule 12b-1 as a condition of the Exemptive Relief which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. The Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares and Class A-2 Shares, as applicable. The maximum annual rates at which the distribution and/or service fees may be paid under the Distribution and Servicing Plan is 0.25% for Class A Shares and 0.75% for Class A-2 Shares (calculated as a percentage of the Fund's average daily net assets attributable to the Class A Shares and Class A-2 Shares, respectively). Class I Shares do not pay distribution or servicing fees.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

For the period ended June 30, 2023, the distribution and servicing fees incurred by the Fund are disclosed in the Consolidated Statement of Operations.

Note 8 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund's outstanding Common Shares at net asset value, which is the minimum amount permitted.

The following table summarizes the share repurchases completed during the period ended June 30, 2023:

Quarter End	Share Class	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares	% of Outstanding Shares Repurchased
12/31/22	I	1/11/23	924,649	$23.53	$21,756,985	943,777	5%	4.76%
	A	1/11/23	5,124	$23.62	$121,027	27,755	5%	0.03%
3/31/23	I	4/18/23	670,421	$23.63	$15,842,048	991,572	5%	3.28%
	A	4/18/23	27,982	$23.71	$663,463	30,667	5%	0.14%

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser or Subadviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 9 — Unfunded Commitment/Delayed Draw Loan Commitment

As of June 30, 2023, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
A&A Global Imports, LLC, Revolving Loan — First Lien	$9,368	$7,307	$(1,874)
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien	263,338	259,390	(1,315)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Alpine SG, LLC (ASG), Revolving Credit Loan — First Lien	$105,232	$103,385	$(268)
Alpine X, 2nd Amendment Revovler — First Lien	42,857	42,429	750
Alpine X, Revolving Loan — First Lien	91,314	90,401	913
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien	103,098	97,944	(4,317)
Apex Analytix, Inc. (Montana Buyer, Inc.), First Lien Revolver — First Lien	304,348	296,739	(1,522)
Apex Service Partners, LLC, Revolver — First Lien	43,621	43,621	757
AppHub LLC, Delayed Draw Tem Loan — First Lien	767,201	759,526	(3,839)
AppHub LLC, Revolving Credit Loan — First Lien	103,013	101,983	515
Archer Systems, LLC, Revolving Loan — First Lien	666,667	660,016	1,683
Automated Control Concepts, Inc., Revolving Credit Loan — First Lien	416,667	400,000	(10,417)
Bandon Fitness Texas, Inc, Delayed Draw Term Loan — First Lien	906,476	890,626	(9,051)
Bandon Fitness Texas, Inc, Revolving Loan — First Lien	96,572	94,884	(240)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien	1,228,413	1,209,989	(12,281)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	662,501	652,565	1
Boston Clincial Trials LLC (Alcanza Clinical Research), Delayed Draw Tem Loan — First Lien	375,000	367,968	(5,157)
Boston Clincial Trials LLC (Alcanza Clinical Research), Revolving Credit Loan — First Lien	187,500	183,984	(704)
Carlstar Group LLC, The, Revolving Credit Loan — First Lien	1,010,101	1,010,101	20,976
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien	307,436	299,754	(6,145)
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien	1,584	1,545	(16)
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien	929,242	924,603	11,209
Community Based Care Acquisition, Inc., Revolving Credit Loan — First Lien	365,854	362,198	3,661
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan — First Lien	50,000	41,000	(8,250)
Danforth Buyer, Inc., Revolving Credit Loan — First Lien	208,333	205,725	517

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
Eliassen Group, LLC, 2022 Delayed Draw Term Loan — First Lien	$472,222	$467,483	$(3,559)
Endo1 Partners, Seventh Amendment DDTL — First Lien	57,143	55,429	(901)
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Delayed Draw Term Loan — First Lien	872,404	824,421	3,488
Evergreen Services Group II LLC (Cedar/Pine), Revolving Credit Loan — First Lien	26,738	26,003	(334)
iLending LLC, Revolving Loan — First Lien	35,036	31,708	(2,802)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien	634,337	631,135	(3,202)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	487,952	485,488	7,295
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan — First Lien	1,206,107	1,049,309	(138,705)
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan — First Lien	502,092	466,958	(29,276)
Newcleus, LLC, Delayed Draw Term Loan — First Lien	106,780	98,237	(7,742)
Newcleus, LLC, Revolving Loan — First Lien	34,803	32,019	(2,262)
Oak Point Partners, LLC, Revolving Loan — First Lien	292,659	289,738	1,469
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Delayed Draw Term Loan — First Lien	667,000	658,663	(3,335)
Point Quest Acquisition LLC, Revolving Credit Loan — First Lien	452,381	452,381	6,786
Project Cloud Holdings, LLC (AgroFresh Inc.), Delayed Draw Term Loan — First Lien	2,754,237	2,733,581	20,657
Project Cloud Holdings, LLC (AgroFresh Inc.), Revolver — First Lien	35,593	35,034	509
Quorum Health Resources (QHR), DDTL — First Lien	2,000,000	1,970,000	(17,500)
R-Pac International Corp (Project Radio), Initial Revolving Loan — First Lien	621,891	597,044	(12,507)
Sapio Sciences, LLC (Jarvis Bidco), Delayed Draw Term Loan — First Lien	437,500	430,923	(15)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan — First Lien	312,500	307,802	(11)
Sequoia Consulting Group, LLC, Revolving Loan — First Lien	695,151	679,486	(4,450)
Socius Insurance Services, Inc., Delayed Draw Term Loan Retired — First Lien	767,544	767,544	7,676

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	$4,797	$4,773	$48
Technology Partners, LLC (Imagine Software), Delayed Draw Term Loan — First Lien	518,618	508,246	(5,186)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan — First Lien	373,405	365,937	—
TMA Buyer, LLC, Revolving Credit Loan — First Lien	153,986	143,201	(8,475)
Tricor, LLC, Delayed Draw Term Loan — First Lien	553,186	542,119	(6,918)
Tricor, LLC, Revolving Loan — First Lien	173,077	169,614	(867)
Triple Crown Consulting, Senior Secured Revolver — First Lien	217,391	213,315	—
TriStrux, LLC, Delayed Draw Term Loan — First Lien	160,874	156,852	(2,816)
TriStrux, LLC, Revolving Loan — First Lien	160,874	156,852	(1,609)
VCR Buyer, Inc (Velocity Clinical Research), Revolver — First Lien	124,263	121,466	(1)
			$(228,959)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund's valuation policy. Any related unrealized appreciation (depreciation) on unfunded delayed draw loan commitments is recorded on the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

Note 10 — Credit Facility

On February 5, 2021, the SPV entered into a secured credit facility (the "Credit Agreement") with Ally Bank and such other lenders that may become party to the Credit Agreement (the "Lenders"). Pursuant to the terms of the Credit Agreement, the SPV, of which the Fund is the sole member and designated manager, may borrow money from the Lenders up to a maximum aggregate outstanding amount of $75 million (the "Credit Facility"). The Credit Facility has an initial five-year term, with a three-year revolving period. The Credit Agreement, commonly referred to as an asset-backed facility, is secured by a lien on all of the SPV's assets. In accordance with the 1940 Act, the Fund's borrowings under the Credit Facility will not exceed 33 1/3% of the Fund's Managed Assets at the time of borrowing. On May 18, 2022, the Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $150 million, subject to change by mutual agreement of the SPV and the Lenders; and 2) replace the benchmark rate.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Notes to Consolidated Financial Statements

The per annum rate of interest is generally based on either the SOFR (subject to a 25 bps floor) plus a benchmark adjustment of between 0.10% - 0.15% plus a spread of 2.50%. Commitment fees on the unused portion of the Credit Facility accrue at a rate between 0.50% or 1.00% depending on the utilization levels.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Credit Facility for the period ended June 30, 2023 were as follows:

Stated interest expense	$3,991,613
Unused commitment fees	225,885
Amortization of deferred financing costs	163,917
Total interest expense	$4,381,415
Weighted average interest rate	7.34%
Average borrowings	$90,377,348
Effective Leverage*	12.96%

*  Effective leverage is percentage of leverage based on total assets minus the sum of liabilities (other than leveraged amount)

Under the Credit Facility, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. As of June 30, 2023, the Fund is in compliance with these covenants.

Note 11 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six-months ended June 30, 2023.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Credit Opportunities Fund
Class A	4.92%	$1,000	$1,049.20	4.12%	$20.93
Class A-2	4.68	1,000	1,046.80	4.62	23.45
Class I	5.08	1,000	1,050.80	3.87	19.68

(1)  For the six-months ended June 30, 2023.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six-months ended June 30, 2022.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Credit Opportunities Fund
Class A	5.00%	$1,000	$1,004.36	4.12%	$20.48
Class A-2	5.00	1,000	1,001.88	4.62	22.93
Class I	5.00	1,000	1,005.60	3.87	19.24

(1)  For the six-months ended June 30, 2023.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

General Information

Form N-PORT portfolio schedule

The First Eagle Credit Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Dividend Reinvestment Plan

Pursuant to the Fund's dividend reinvestment plan (the "Plan"), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by DST Systems. Inc, as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See "Tax Matters" in the Fund's Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Board Considerations for Continuation of Advisory Agreement (unaudited)

At a meeting held on June 20-21, 2023, the Board of Trustees of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Fund's advisory agreement (the "Advisory Agreement").

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund's benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and continuously furnishes an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which is subject to a fee waiver, are not affected by the terms of the fee waiver. The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

•  The Trustees reviewed the Fund's relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund's shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there is a strong association between the Adviser and the Fund.

•  The Trustees noted, based on reports by senior management, that the Adviser's ownership group continues to be strongly supportive of the business and is engaged in appropriate and thoughtful strategic planning for the future.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Board Considerations for Continuation of Advisory Agreement (unaudited)

Investment Performance of Fund and Adviser

•  Noting that the Fund commenced operations in 2020, the Trustees reviewed the performance of the Fund on both an absolute and a relative basis over the 1-year period.

•  Performance over this period was noted relative to the Fund's benchmark and to the performance of peer funds. The comparative review reflected research and benchmarking by an independent data provider, with outperformance and lagging performance generally as follows (1-year period ended as of March 31, 2023):

	Peer Group	Benchmark
Credit Opportunities Fund	Outperformed over trailing 1-year period	Lagged over trailing 1-year period

•  Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund's investment objective and philosophy.

•  A memorandum provided to the Trustees with management commentary on performance was discussed.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably under the administrative cost reimbursement program). They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer funds for services comparable to those provided by the Adviser (and Subadviser) and referred to an independent data provider fee report, together with a management summary of the same. The Trustees noted the Adviser's representation that there are no other substantially similar accounts managed by the Adviser or Subadviser. They determined that the Adviser's fees were competitive, with the net management fee for the Fund being higher than the net management fees of some of its peers and lower than the net management fees of others, but within the range of peers.

•  A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements paid to the Adviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Board Considerations for Continuation of Advisory Agreement (unaudited)

•  The Trustees reviewed the Fund's expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees considered the Fund's expense ratio, noting that over time the Fund may show decreases and increases generally attributable to an increase or decrease in average net assets. The Trustees also considered the effect of Fund asset size on particular categories of expenses. The Trustees noted the impact on expense ratios of the administrative reimbursements charged by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. In considering the Fund's expense ratios to date, the Trustees noted significant subsidies and expense limitations undertaken by the Adviser and the favorable impact of those supports on performance. The Trustees observed that absent these subsidies, expenses would be higher and the Fund's performance would be lower.

•  The Trustees reviewed the Adviser's financial condition and profitability. They noted that profits were viewed as not excessive and they provided appropriate incentives to the Adviser. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

Board Considerations for Continuation of Subadvisory Agreement (unaudited)

At a meeting held on June 20-21, 2023, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Subadvisory Agreement.

In response to a letter sent to the Subadviser on behalf of the Independent Trustees requesting information about the Subadvisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the annual review process. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the continuation of the Subadvisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to a letter sent by the Independent Trustees requesting certain information relevant to the Subadvisory Agreement and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the Advisory Agreement. The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the direct lending business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the Subadvisory Agreement (and corresponding services provided by the Adviser). The Trustees commented on the background and experience of the Fund's Portfolio Managers and the quality of the Trustees' frequent meetings with them, both individually and as a group, throughout the year and in prior meetings. The Trustees also appreciated new product development as a further indication of investment in capabilities. The Board, including the Independent Trustees, determined, among other things, that the size and nature of the Subadviser's staff that manage the Fund, and the nature and quality of advisory services provided by the Subadviser, are satisfactory and appropriate. The Board did not separately consider the profitability of the Subadviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sabrina Rusnak-Carlson

Deputy General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Jennifer Wilson

Chief Accounting Officer

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

William Karim

Associate General Counsel

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Subadviser

First Eagle Alternative Credit, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund's Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Credit Opportunities Fund.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2023

First Eagle Credit Opportunities Fund is offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 2.            Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.             Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4.              Principal Accountant Fees and Services

Not applicable to this semiannual report.

Item 5.             Audit Committee of Listed Registrants

Not applicable.

Item 6.              Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 8.            Portfolio Managers of Closed-End Investment companies.

(a)	Not applicable to this semiannual report.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.            Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 11.            Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent half-year (the registrant's second half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.            Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.          Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Credit Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: September 7, 2023

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date: September 7, 2023

*          Print the name and title of each signing officer under his or her signature.